Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 105,815	$ 38,047
Short-term deposits	72,000	51,500
Trade accounts receivable, net	41,001	31,443
Inventories	39,736	23,803
Other current assets	3,366	2,909
Total current assets	261,918	147,702
Long-term inventory	4,416	2,791
Deferred tax asset	482	746
Other assets	85	113
Property, plant and equipment, net	20,398	18,526
Intangible assets, net	609	491
Total non-current assets	25,990	22,667
Total assets	287,908	170,369
Current liabilities
Trade accounts payable	27,180	11,334
Other current liabilities	30,204	20,272
Total current liabilities	57,384	31,606
Long-term liabilities
Other long term liabilities	3,260	2,461
Total noncurrent liabilities	3,260	2,461
Total liabilities	60,644	34,067
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2020 and 2019; 45,365,354 and 40,742,355 issued shares at December 31, 2020 and 2019, respectively; 43,272,978 and 38,649,979 shares outstanding at December 31, 2020 and 2019, respectively	171	157
Additional paid-in capital	170,497	101,327
Retained earnings	58,494	36,716
Total shareholders' equity before treasury stock	229,162	138,200
Treasury stock, at cost (2,092,376 shares as of December 31, 2020 and 2019)	(1,898)	(1,898)
Total shareholders' equity	227,264	136,302
Total liabilities and shareholders' equity	$ 287,908	$ 170,369